CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 52,576	$ 48,072	$ 202,342	$ 154,969	$ 100,521
Cost of sales	43,407	39,843	168,425	128,541	83,894
Gross profit	9,169	8,229	33,917	26,428	16,627
Operating expenses:
Research & development and engineering	1,771	1,727	7,377	4,713	3,846
Selling and service	1,880	1,702	5,925	6,666	5,465
General and administrative	2,438	1,764	8,299	5,244	3,250
Total operating expenses	6,089	5,193	21,601	16,623	12,561
Operating income	3,080	3,036	12,316	9,805	4,066
Other (income) expense:
Interest expense	194	227	1,023	1,340	2,131
Loss on debt extinguishment				485
Other (income) expense, net	4,846	628	448	1,146
Total other (income) expense	5,040	855	1,471	2,971	2,131
(Loss) income before income taxes	(1,960)	2,181	10,845	6,834	1,935
Income tax provision	967	1,031	4,143	2,773	366
Net (loss) income	(2,927)	1,150	6,702	4,061	1,569
Undistributed earnings			6,702	4,061	1,569
Common Shares [Member]
Weighted-average common shares outstanding:
Basic	9,100,111	9,064,537	9,068,846	3,512,534	312,500
Diluted	9,100,111	9,064,537	9,068,846	3,512,534	312,500
Undistributed earnings allocable to common shares			6,702	1,548	59
(Loss) earnings per share - basic Common shares	$ (0.32)	$ 0.13
Undistributed earnings per share - basic
Undistributed earnings per share - basic			$ 0.74	$ 0.44	$ 0.19
(Loss) earnings per share - diluted Common shares	$ (0.32)	$ 0.13
Undistributed earnings per share - diluted
Undistributed earnings per share - diluted			$ 0.74	$ 0.44	$ 0.19
Preferred Shares [Member]
Weighted-average common shares outstanding:
Basic					95,961
Diluted					95,961
Series A Convertible Preferred Shares [Member]
Weighted-average common shares outstanding:
Undistributed earnings allocable to common shares				$ 2,513	$ 1,510
Undistributed earnings per share - basic
Undistributed earnings per share - basic					$ 15.74
Undistributed earnings per share - diluted
Undistributed earnings per share - diluted					$ 15.74